Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m

Cost

At 1 January 2022	532	439	878	122	26	1,997

Additions	–	–	46	–	–	46

Fully amortised assets written off	–	–	(94)	–	–	(94)

Disposals	(8)	–	–	–	–	(8)

Exchange and other adjustments	(11)	–	(5)	–	–	(16)

At 31 December 2022	513	439	825	122	26	1,925

Additions	–	–	52	–	1	53

Fully amortised assets written off	–	–	(52)	–	(3)	(55)

Disposals	–	–	(1)	–	–	(1)

Exchange and other adjustments	3	–	1	–	–	4

At 31 December 2023	516	439	825	122	24	1,926

Amortisation and impairment

At 1 January 2022	(191)	–	(485)	(113)	(13)	(802)

Provided	–	–	(20)	–	(3)	(23)

System Fund expense	–	–	(78)	–	(1)	(79)

Impairment reversal	–	–	–	12	–	12

Fully amortised assets written off	–	–	94	–	–	94

Disposals	8	–	–	–	–	8

Exchange and other adjustments	5	–	3	–	1	9

At 31 December 2022	(178)	–	(486)	(101)	(16)	(781)

Provided	–	–	(18)	(1)	(2)	(21)

System Fund expense	–	–	(76)	–	(1)	(77)

Fully amortised assets written off	–	–	52	–	3	55

Disposals	–	–	1	–	–	1

Exchange and other adjustments	(2)	–	(1)	(1)	–	(4)

At 31 December 2023	(180)	–	(528)	(103)	(16)	(827)

Net book value

At 31 December 2023	336	439	297	19	8	1,099

At 31 December 2022	335	439	339	21	10	1,144

At 1 January 2022	341	439	393	9	13	1,195

Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing
Allocation of goodwill and b
r
ands to CGUs

							Analysed as:
	At 1 January 2022 $m	Exchange adjustments $m	At 31 December 2022 $m	Exchange adjustments $m	At 31 December 2023 $m	Goodwill $m	Brands $m

Americas (group of CGUs)	419	–	419	–	419	132	287

EMEAA (group of CGUs)	337	(6)	331	1	332	196	136

Greater China	24	–	24	–	24	8	16

	780	(6)	774	1	775	336	439

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2023		2022
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %

Americas	1.6	13.0	1.9	13.7

EMEAA	2.4	15.1	2.5	16.2

Greater China	2.5	12.1	2.5	13.8